FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Liquidity Risk (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Mar. 05, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Financial Liabilities
Cash and cash equivalents	$ 2,205			$ 1,885	$ 1,960
Total credit facilities	6,951
Total unutilized credit facilities	4,520
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	6,356			4,484
Gross derivative liability undiscounted cash flows	6,625			3,011
Debt undiscounted cash flows	26,231			28,849
Lease liabilities	4,531			4,655
Bilateral credit facilities
Financial Liabilities
Credit facilities terminated			$ 2,800
Within one year
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	6,282			4,410
Gross derivative liability undiscounted cash flows	6,466			2,849
Debt undiscounted cash flows	2,253			5,773
Lease liabilities	459			474
2 to 3 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	37			37
Gross derivative liability undiscounted cash flows	159			162
Debt undiscounted cash flows	2,015			2,233
Lease liabilities	779			771
4 to 5 years
Timing of cash outflows related to trade and other payables and debt
Trade and other payables undiscounted cash flows	37			37
Debt undiscounted cash flows	3,127			3,009
Lease liabilities	660			631
Over 5 years
Timing of cash outflows related to trade and other payables and debt
Debt undiscounted cash flows	18,836			17,834
Lease liabilities	2,633			2,779
Liquidity Risk
Financial Liabilities
Cash and cash equivalents	2,200
Total credit facilities	7,000
Total unutilized credit facilities	4,500
Unused capacity under a Canadian debt shelf prospectus	4,500
Unused capacity under Canadian and U.S. universal shelf prospectus		$ 4,250
Timing of cash outflows related to trade and other payables and debt
Derivative financial liabilities	6,625			3,011
Derivative financial assets	6,404			2,737
Derivative liabilities, net	221			$ 274
Liquidity Risk | Bilateral credit facilities
Financial Liabilities
Reduction in available borrowing capacity	2,000
Credit facilities terminated	$ 2,800